Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 57,458,630	¥ 55,147,203
Carrying amount of variable interests, Liabilities	54,062,244	51,698,690
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	5,126,000	4,809,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5,318,000	5,033,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24,000	26,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24,000	26,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	68,000	83,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	68,000	83,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,518,000	2,996,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,518,000	2,996,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	125,000	147,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	125,000	147,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	20,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	20,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	1,347,000	1,512,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	1,347,000	1,512,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24,000	22,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24,000	22,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 192,000	¥ 224,000